Expense Example, No Redemption {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-17 - Consumer Staples Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Consumer Staples Fund: Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Consumer Staples Fund: Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Consumer Staples Fund: Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,883
Fidelity Advisor Consumer Staples Fund: Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Consumer Staples Fund: Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762